Cover	Jun. 21, 2024
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	NeoVolta, Inc.
Entity Central Index Key	0001748137
Entity Tax Identification Number	82-5299263
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13651 Danielson Street
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Poway
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92064
City Area Code	800
Local Phone Number	364-5464
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false